INCOME TAX AND DEFERRED TAX, Summary (Details) $ in Thousands			12 Months Ended
	Jun. 16, 2021 Segment	Jan. 01, 2021	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2023 ARS ($)
Reduction in the applicable rate [Abstract]
Income tax rate			35.00%	35.00%	35.00%	30.00%	30.00%	30.00%	35.00%
Additional tax depending on dividends distributed at the rate of 30%			7.00%
Additional tax depending on dividends distributed at the rate of 25%			13.00%
Number of segments for accumulated net taxable income | Segment	3
Tax rate on dividends distributions to foreign individuals and beneficiaries			7.00%
Tax Revaluation [Abstract]
Number of consecutive monthly installments | Installment			5
Adjustments of deducted taxed		100.00%
Current advances from customers										$ 10,487,129
Segment 1 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	25.00%
Segment 2 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	30.00%
Segment 3 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	35.00%
Bottom of Range [Member]
Tax Revaluation [Abstract]
Threshold adjustment for tax inflation for deferral investments			$ 30,000,000,000
2019 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate			30.00%
2020 and Onwards [Member]
Reduction in the applicable rate [Abstract]
Income tax rate			25.00%
2021 and Onwards [Member]
Reduction in the applicable rate [Abstract]
Income tax rate			25.00%